UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Multi-Cap Growth Fund
Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund
Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Asian Small Companies Fund as of November 30, 2010 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2010, the value of the Fund’s investment in the Portfolio was $52,785,970 and the Fund owned 38.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 1.9%
Metals & Mining — 1.9%
Saracen Mineral Holdings, Ltd.(1)	4,045,065	$2,531,401

		$2,531,401

Total Australia (identified cost $2,560,301)		$2,531,401

China — 27.1%
Electronic Equipment, Instruments & Components — 1.7%
China High Precision Automation Group, Ltd.	3,293,000	$2,328,512

		$2,328,512

Food Products — 4.4%
China Minzhong Food Corp, Ltd.(1)	3,065,000	$3,156,800
Uni-President China Holdings, Ltd.	4,584,000	2,876,807

		$6,033,607

Household Products — 6.6%
Vinda International Holdings, Ltd.	2,848,000	$3,161,896
Youyuan International Holdings, Ltd.(1)	10,055,000	5,750,821

		$8,912,717

Machinery — 4.4%
China Automation Group, Ltd.	4,431,000	$3,214,997
International Mining Machinery Holdings, Ltd.(1)	3,515,500	2,763,633

		$5,978,630

Metals & Mining — 5.9%
Real Gold Mining, Ltd.(1)	1,881,500	$3,425,530
Sino Prosper State Gold Resources Holdings, Ltd.(1)	72,670,000	4,656,847

		$8,082,377

Real Estate Management & Development — 4.1%
KWG Property Holding, Ltd.	2,351,000	$1,746,866
SOHO China, Ltd.	3,004,500	2,249,179
Yanlord Land Group, Ltd.	1,284,000	1,593,516

		$5,589,561

Total China (identified cost $24,562,369)		$36,925,404

Hong Kong — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong (identified cost $3,564,461)		$0

India — 13.7%
Chemicals — 1.7%
United Phosphorus, Ltd.	562,040	$2,308,514

		$2,308,514

1

Security	Shares	Value
Commercial Banks — 3.6%
Allahabad Bank, Ltd.	942,500	$4,900,741

		$4,900,741

Consumer Finance — 1.1%
Shriram Transport Finance Co., Ltd.	82,860	$1,480,634

		$1,480,634

Diversified Consumer Services — 1.7%
Everonn Education, Ltd.	176,770	$2,289,331

		$2,289,331

Household Products — 1.4%
Jyothy Laboratories, Ltd.	338,845	$1,976,331

		$1,976,331

IT Services — 1.3%
Infinite Computer Solutions India, Ltd.	471,284	$1,742,433

		$1,742,433

Metals & Mining — 0.9%
Adhunik Metaliks, Ltd.	500,440	$1,185,350

		$1,185,350

Pharmaceuticals — 2.0%
Aurobindo Pharma, Ltd.	100,770	$2,764,301

		$2,764,301

Total India (identified cost $16,365,454)		$18,647,635

Indonesia — 7.1%
Consumer Finance — 1.0%
Clipan Finance Indonesia Tbk PT	19,902,500	$1,300,367

		$1,300,367

Food Products — 2.5%
Consciencefood Holding, Ltd.(1)	11,273,000	$1,878,335
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,231,000	1,544,479

		$3,422,814

Multiline Retail — 1.2%
Ramayana Lestari Sentosa Tbk PT	18,600,500	$1,625,725

		$1,625,725

Trading Companies & Distributors — 2.4%
AKR Corporindo Tbk PT	20,127,900	$3,251,394

		$3,251,394

Total Indonesia (identified cost $7,525,361)		$9,600,300

Malaysia — 8.1%
Chemicals — 0.9%
HIL Industries Bhd	5,412,300	$1,247,344

		$1,247,344

Construction & Engineering — 1.8%
Mudajaya Group Bhd	2,003,100	$2,497,739

		$2,497,739

Energy Equipment & Services — 1.1%
KNM Group Bhd(1)	8,898,900	$1,489,444

		$1,489,444

2

Security	Shares	Value
Food Products — 0.7%
United Plantations Bhd	171,400	$919,905

		$919,905

Health Care Equipment & Supplies — 1.9%
Supermax Corp. Bhd	2,001,100	$2,618,752

		$2,618,752

Transportation Infrastructure — 1.7%
PLUS Expressways Bhd	1,631,600	$2,255,278

		$2,255,278

Total Malaysia (identified cost $11,134,723)		$11,028,462

Singapore — 14.0%
Construction & Engineering — 3.1%
PEC, Ltd.	5,316,000	$4,264,605

		$4,264,605

Energy Equipment & Services — 3.8%
Ezion Holdings, Ltd.	10,185,000	$5,124,081

		$5,124,081

Real Estate Investment Trusts (REITs) — 2.0%
CDL Hospitality Trusts	262,000	$408,646
Parkway Life Real Estate Investment Trust	1,830,000	2,244,550

		$2,653,196

Specialty Retail — 2.8%
OSIM International, Ltd.	3,551,000	$3,869,962

		$3,869,962

Transportation Infrastructure — 2.3%
Singapore Airport Terminal Services, Ltd.	1,444,000	$3,137,273

		$3,137,273

Total Singapore (identified cost $13,723,652)		$19,049,117

South Korea — 8.6%
Commercial Banks — 1.3%
Busan Bank	153,210	$1,809,201

		$1,809,201

Containers & Packaging — 1.5%
Lock & Lock Co., Ltd.	64,440	$2,101,459

		$2,101,459

Internet & Catalog Retail — 2.5%
CJ O Shopping Co., Ltd.(1)	14,780	$3,375,297

		$3,375,297

Media — 1.5%
Woongjin Thinkbig Co., Ltd.	98,170	$2,000,585

		$2,000,585

Software — 1.8%
DuzonBizon Co., Ltd.(1)	139,140	$2,481,360

		$2,481,360

Total South Korea (identified cost $10,396,997)		$11,767,902

3

Security	Shares	Value
Taiwan — 6.5%
Computers & Peripherals — 3.4%
Pegatron Corp.(1)	2,246,000	$3,070,661
Simplo Technology Co., Ltd.	243,210	1,573,291

		$4,643,952

Machinery — 1.3%
Sinmag Bakery Machine Corp.	455,000	$1,764,864

		$1,764,864

Semiconductors & Semiconductor Equipment — 1.8%
Radiant Opto-Electronics Corp.	1,423,000	$2,471,215

		$2,471,215

Total Taiwan (identified cost $7,117,598)		$8,880,031

Thailand — 11.3%
Electronic Equipment, Instruments & Components — 1.3%
Delta Electronics (Thailand) PCL(3)	1,620,700	$1,754,842

		$1,754,842

Food Products — 1.5%
Univanich Palm Oil PCL(3)	716,600	$1,997,140

		$1,997,140

Health Care Providers & Services — 1.9%
Bangkok Chain Hospital PCL(3)	12,206,700	$2,584,511

		$2,584,511

Independent Power Producers & Energy Traders — 1.9%
Glow Energy PCL(3)	1,730,780	$2,588,722

		$2,588,722

Insurance — 2.1%
Bangkok Life Assurance PCL(3)	144,400	$138,531
Bangkok Life Assurance PCL NVDR	2,884,300	2,767,074

		$2,905,605

Oil, Gas & Consumable Fuels — 1.5%
Banpu PCL NVDR	82,150	$2,062,247

		$2,062,247

Real Estate Investment Trusts (REITs) — 1.1%
CPN Retail Growth Leasehold Property Fund	3,979,300	$1,526,956

		$1,526,956

Total Thailand (identified cost $13,043,762)		$15,420,023

Total Common Stocks — 98.3% (identified cost $109,994,678)		$133,850,275

Other Assets, Less Liabilities — 1.7%		$2,338,735

Net Assets — 100.0%		$136,189,010

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

4

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$114,151,646

Gross unrealized appreciation	$25,366,727
Gross unrealized depreciation	(5,668,098)

Net unrealized appreciation	$19,698,629

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Australia	$—	$2,531,401		$—	$2,531,401
China	—	36,925,404		—	36,925,404
Hong Kong	—	—		0	0
India	—	18,647,635		—	18,647,635
Indonesia	1,878,335	7,721,965		—	9,600,300
Malaysia	919,905	10,108,557		—	11,028,462
Singapore	—	19,049,117		—	19,049,117
South Korea	—	11,767,902		—	11,767,902
Taiwan	—	8,880,031		—	8,880,031
Thailand	10,590,702	4,829,321		—	15,420,023

Total Common Stocks	$13,388,942	$120,461,333	*	$0	$133,850,275

Total Investments	$13,388,942	$120,461,333		$0	$133,850,275

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended November 30, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at November 30, 2010 and August 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Greater China Growth Fund as of November 30, 2010 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2010, the value of the Fund’s investment in the Portfolio was $255,108,542 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
China — 63.6%
Commercial Banks — 5.7%
China Construction Bank, Class H	8,473,000	$7,648,693
Industrial & Commercial Bank of China, Ltd., Class H	8,865,000	6,870,735

		$14,519,428

Communications Equipment — 1.9%
O-Net Communications Group, Ltd.(1)	6,519,000	$4,904,349

		$4,904,349

Computers & Peripherals — 1.5%
Lenovo Group, Ltd.	5,552,000	$3,682,897

		$3,682,897

Construction Materials — 3.2%
Anhui Conch Cement Co., Ltd., Class H	1,040,000	$4,396,877
BBMG Corp., Class H	2,607,000	3,737,918

		$8,134,795

Diversified Consumer Services — 1.2%
New Oriental Education & Technology Group Inc. ADR(1)	24,800	$2,623,840
TAL Education Group ADR(1)	27,860	445,760

		$3,069,600

Diversified Financial Services — 1.3%
China Everbright, Ltd.	1,398,000	$3,278,808

		$3,278,808

Diversified Telecommunication Services — 0.9%
CITIC Telecom International Holdings, Ltd.	6,781,000	$2,220,956

		$2,220,956

Electrical Equipment — 1.6%
Dongfang Electric Corp., Ltd., Class H	834,600	$4,120,065

		$4,120,065

Electronic Equipment, Instruments & Components — 1.2%
Digital China Holdings, Ltd.	1,487,000	$3,018,108

		$3,018,108

Energy Equipment & Services — 1.9%
China Oilfield Services, Ltd., Class H	2,730,000	$4,956,963

		$4,956,963

Food & Staples Retailing — 1.6%
China Resources Enterprise, Ltd.	968,000	$4,063,589

		$4,063,589

Food Products — 3.7%
China Mengniu Dairy Co., Ltd.	437,000	$1,244,676
China Minzhong Food Corp., Ltd.(1)	4,522,000	4,657,439
China Yurun Food Group, Ltd.	1,000,000	3,553,451

		$9,455,566

Health Care Equipment & Supplies — 1.2%
China Kanghui Holdings, Inc. ADR(1)	148,400	$3,077,816

		$3,077,816

1

Security	Shares	Value
Health Care Providers & Services — 0.8%
Sinopharm Group Co., Ltd., Class H	560,800	$2,039,984

		$2,039,984

Household Durables — 1.0%
Skyworth Digital Holdings, Ltd.	4,926,520	$2,592,315

		$2,592,315

Household Products — 1.1%
Vinda International Holdings, Ltd.	2,547,000	$2,827,721

		$2,827,721

Industrial Conglomerates — 1.1%
Beijing Enterprises Holdings, Ltd.	441,500	$2,777,293

		$2,777,293

Insurance — 3.6%
China Life Insurance Co., Ltd., Class H	935,000	$3,991,829
Ping An Insurance (Group) Co. of China, Ltd., Class H	448,000	5,196,973

		$9,188,802

Internet Software & Services — 1.7%
Tencent Holdings, Ltd.	200,800	$4,419,061

		$4,419,061

Leisure Equipment & Products — 0.1%
Goodbaby International Holdings, Ltd.(1)	185,000	$139,373

		$139,373

Machinery — 4.8%
China Rongsheng Heavy Industries Group Holdings, Ltd.(1)	2,852,000	$2,791,362
Lonking Holdings, Ltd.	7,628,000	5,008,202
Sany Heavy Equipment International Holdings Co., Ltd.	2,846,000	4,541,587

		$12,341,151

Marine — 1.0%
Orient Overseas (International), Ltd.	267,000	$2,582,505

		$2,582,505

Media — 1.1%
Focus Media Holding, Ltd. ADR(1)	121,600	$2,836,928

		$2,836,928

Metals & Mining — 1.5%
Real Gold Mining, Ltd.(1)	2,073,000	$3,774,182

		$3,774,182

Oil, Gas & Consumable Fuels — 4.7%
China Shenhua Energy Co., Ltd., Class H	927,500	$3,902,558
CNOOC, Ltd.	3,802,000	8,182,450

		$12,085,008

Paper & Forest Products — 1.5%
Nine Dragons Paper Holdings, Ltd.	2,557,000	$3,840,977

		$3,840,977

Real Estate Management & Development — 2.4%
China Overseas Land & Investment, Ltd.	1,949,040	$3,727,753
Longfor Properties Co., Ltd.	1,853,000	2,430,566

		$6,158,319

Specialty Retail — 1.7%
Belle International Holdings, Ltd.	2,318,000	$4,248,426

		$4,248,426

2

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.8%
Bosideng International Holdings, Ltd.	11,116,000	$5,766,652
Daphne International Holdings, Ltd.	1,424,000	1,621,169
Ports Design, Ltd.	1,542,500	4,757,678

		$12,145,499

Wireless Telecommunication Services — 3.8%
China Mobile, Ltd.	971,500	$9,653,181

		$9,653,181

Total China (identified cost $126,641,828)		$162,153,665

Hong Kong — 18.4%
Capital Markets — 1.6%
Guotai Junan International Holdings, Ltd.	6,582,000	$4,077,143

		$4,077,143

Chemicals — 1.4%
Huabao International Holdings, Ltd.	2,216,000	$3,503,593

		$3,503,593

Commercial Banks — 3.4%
BOC Hong Kong Holdings, Ltd.	2,552,000	$8,722,376

		$8,722,376

Distributors — 2.5%
Li & Fung, Ltd.	1,032,000	$6,421,549

		$6,421,549

Diversified Financial Services — 1.4%
Hong Kong Exchanges and Clearing, Ltd.	152,400	$3,465,075

		$3,465,075

Industrial Conglomerates — 1.4%
Hutchison Whampoa, Ltd.	365,000	$3,636,026

		$3,636,026

Insurance — 1.5%
AIA Group, Ltd.(1)	1,280,600	$3,694,149

		$3,694,149

Real Estate Management & Development — 4.2%
Cheung Kong (Holdings), Ltd.	278,000	$4,094,998
Kerry Properties, Ltd.	273,500	1,369,241
Sun Hung Kai Properties, Ltd.	325,331	5,331,309

		$10,795,548

Textiles, Apparel & Luxury Goods — 1.0%
Texwinca Holdings, Ltd.	2,270,000	$2,651,015

		$2,651,015

Total Hong Kong (identified cost $39,440,510)		$46,966,474

Singapore — 0.5%
Real Estate Management & Development — 0.5%
Hongkong Land Holdings, Ltd.	180,000	$1,220,221

		$1,220,221

Total Singapore (identified cost $1,258,836)		$1,220,221

3

Security	Shares	Value
Taiwan — 16.7%
Chemicals — 3.6%
Formosa Plastics Corp.	1,562,000	$4,644,294
Taiwan Fertilizer Co., Ltd.	1,238,000	4,459,279

		$9,103,573

Computers & Peripherals — 1.7%
Acer, Inc.	1,470,679	$4,332,660

		$4,332,660

Diversified Telecommunication Services — 2.1%
Chunghwa Telecom Co., Ltd.	2,230,654	$5,404,837

		$5,404,837

Electronic Equipment, Instruments & Components — 4.0%
Hon Hai Precision Industry Co., Ltd.	1,350,800	$4,798,780
Synnex Technology International Corp.	2,208,357	5,520,664

		$10,319,444

Food Products — 1.1%
Uni-President Enterprises Corp.	1,961,000	$2,707,363

		$2,707,363

Marine — 1.0%
First Steamship Co., Ltd.	1,095,000	$2,548,519

		$2,548,519

Semiconductors & Semiconductor Equipment — 3.2%
Powertech Technology, Inc.	784,000	$2,477,896
Taiwan Semiconductor Manufacturing Co., Ltd.	2,786,839	5,774,832

		$8,252,728

Total Taiwan (identified cost $38,559,762)		$42,669,124

Total Common Stocks (identified cost $205,900,936)		$253,009,484

Rights — 0.1%

Security	Shares	Value
China — 0.1%
Commercial Banks — 0.1%
China Construction Bank, Class H, Exp. 12/8/10	593,110	$197,064
Industrial & Commercial Bank of China, Ltd., Class H, Exp. 12/16/10	398,925	131,004

		$328,068

Total China (identified cost $0)		$328,068

Total Rights (identified cost $0)		$328,068

4

Short-Term Investments — 0.7%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/10	$1,853	$1,852,515

Total Short-Term Investments (identified cost $1,852,515)		$1,852,515

Total Investments — 100.0% (identified cost $207,753,451)		$255,190,067

Other Assets, Less Liabilities — (0.00)%(2)		$(81,088)

Net Assets — 100.0%		$255,108,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$208,171,705

Gross unrealized appreciation	$54,513,607
Gross unrealized depreciation	(7,495,245)

Net unrealized appreciation	$47,018,362

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$5,906,528	$28,198,178		$—	$34,104,706
Consumer Staples	—	19,054,240		—	19,054,240
Energy	—	17,041,970		—	17,041,970
Financials	—	65,119,869		—	65,119,869
Health Care	3,077,816	2,039,984		—	5,117,800
Industrials	—	28,005,558		—	28,005,558
Information Technology	—	38,929,247		—	38,929,247
Materials	—	28,357,120		—	28,357,120
Telecommunication Services	—	17,278,974		—	17,278,974

Total Common Stocks	$8,984,344	$244,025,140	*	$—	$253,009,484

Rights	$328,068	$—		$—	$328,068
Short-Term Investments	—	1,852,515		—	1,852,515

Total Investments	$9,312,412	$245,877,655		$—	$255,190,067

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Multi-Cap Growth Fund as of November 30, 2010 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2010, the value of the Fund’s investment in the Portfolio was $173,127,026 and the Fund owned 90.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Reorganization
As of the close of business on November 5, 2010, the Fund acquired the net assets of Eaton Vance Global Growth Fund (Global Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Global Growth Fund. In conjunction with the reorganization, the Global Growth Fund received its pro rata share of cash and securities from the Global Growth Portfolio in a complete liquidation of its 99.8% interest therein. The investment portfolio of Global Growth Portfolio, with a fair value of $53,141,074 and identified cost of $50,649,129 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Global Growth Portfolio was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $139,642,993. The net assets of Global Growth Fund at that date of $45,847,986 were combined with those of the Fund, resulting in combined net assets of $185,490,979.

Multi-Cap Growth Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Auto Components — 1.0%
Dana Holding Corp.(1)(2)	129,600	$1,958,256

		$1,958,256

Automobiles — 1.8%
Ford Motor Co.(1)(2)	214,000	$3,411,160

		$3,411,160

Beverages — 1.9%
Anheuser-Busch InBev NV ADR	65,600	$3,604,064

		$3,604,064

Building Products — 1.1%
Armstrong World Industries, Inc.(1)(2)	41,950	$2,033,317

		$2,033,317

Capital Markets — 2.3%
Lazard, Ltd., Class A	53,600	$1,919,416
State Street Corp.	57,400	2,479,680

		$4,399,096

Chemicals — 4.1%
Albemarle Corp.	33,100	$1,790,379
Celanese Corp., Class A	78,050	2,887,850
Mosaic Co. (The)	47,800	3,232,714

		$7,910,943

Commercial Banks — 0.7%
CIT Group, Inc.(1)	33,600	$1,325,856

		$1,325,856

Commercial Services & Supplies — 2.4%
Copart, Inc.(1)(2)	88,440	$3,137,851
Waste Connections, Inc.(2)	57,000	1,482,000

		$4,619,851

Communications Equipment — 6.4%
Acme Packet, Inc.(1)(2)	64,300	$3,149,414
Brocade Communications Systems, Inc.(1)(2)	406,779	2,025,760
QUALCOMM, Inc.	63,900	2,986,686
Research In Motion, Ltd.(1)	65,945	4,078,698

		$12,240,558

Computers & Peripherals — 8.4%
Apple, Inc.(1)	35,600	$11,076,940
EMC Corp.(1)(2)	229,100	4,923,359

		$16,000,299

Diversified Consumer Services — 1.3%
Coinstar, Inc.(1)	37,700	$2,429,388

		$2,429,388

Diversified Financial Services — 1.2%
CME Group, Inc.	8,000	$2,304,480

		$2,304,480

Energy Equipment & Services — 6.6%
Halliburton Co.	108,900	$4,120,776
Hornbeck Offshore Services, Inc.(1)(2)	165,300	3,644,865

1

Security	Shares	Value
Patterson-UTI Energy, Inc.(2)	168,000	$3,316,320
Rowan Cos., Inc.(1)(2)	53,700	1,619,055

		$12,701,016

Food Products — 2.8%
Flowers Foods, Inc.(2)	100,500	$2,633,100
Green Mountain Coffee Roasters, Inc.(1)(2)	71,300	2,643,804

		$5,276,904

Health Care Equipment & Supplies — 1.4%
Masimo Corp.(2)	87,068	$2,686,918

		$2,686,918

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	74,900	$2,310,665
Express Scripts, Inc.(1)(2)	37,600	1,958,584
Lincare Holdings, Inc.(2)	96,199	2,477,124

		$6,746,373

Hotels, Restaurants & Leisure — 1.2%
Yum! Brands, Inc.	45,200	$2,263,616

		$2,263,616

Household Durables — 1.4%
Tempur-Pedic International, Inc.(1)(2)	75,023	$2,634,058

		$2,634,058

Household Products — 1.1%
Henkel AG & Co. KGaA	40,900	$2,069,687

		$2,069,687

Industrial Conglomerates — 0.8%
3M Co.	17,700	$1,486,446

		$1,486,446

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(1)(2)	13,700	$2,402,980
Priceline.com, Inc.(1)(2)	6,100	2,403,705

		$4,806,685

Internet Software & Services — 5.2%
Google, Inc., Class A(1)	7,500	$4,167,825
Rackspace Hosting, Inc.(1)(2)	128,800	3,757,096
VeriSign, Inc.(1)(2)	57,200	1,962,532

		$9,887,453

IT Services — 2.7%
MasterCard, Inc., Class A	21,930	$5,198,068

		$5,198,068

Machinery — 1.5%
Parker Hannifin Corp.	34,800	$2,792,004

		$2,792,004

Media — 2.0%
DIRECTV, Class A(1)(2)	55,085	$2,287,680
IMAX Corp.(1)	53,700	1,461,177

		$3,748,857

Metals & Mining — 2.3%
Barrick Gold Corp.	44,700	$2,308,755
Schnitzer Steel Industries, Inc., Class A(2)	35,500	2,026,695

		$4,335,450

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.7%
Forest Oil Corp.(1)(2)	85,600	$2,929,232
Hess Corp.	47,500	3,327,375
James River Coal Co.(1)(2)	136,200	2,710,380
NAL Oil & Gas Trust	154,500	1,809,059
Rosetta Resources, Inc.(1)(2)	59,245	2,122,156

		$12,898,202

Pharmaceuticals — 3.6%
Medicis Pharmaceutical Corp., Class A	145,900	$3,844,465
Teva Pharmaceutical Industries, Ltd. ADR	62,000	3,102,480

		$6,946,945

Road & Rail — 1.1%
Kansas City Southern(1)(2)	42,846	$2,028,330

		$2,028,330

Semiconductors & Semiconductor Equipment — 6.7%
Atheros Communications, Inc.(1)(2)	129,611	$4,220,134
Cirrus Logic, Inc.(1)(2)	134,500	2,053,815
Cree, Inc.(1)(2)	37,000	2,411,660
Cypress Semiconductor Corp.(1)(2)	257,600	4,036,592

		$12,722,201

Software — 3.4%
Activision Blizzard, Inc.(2)	130,900	$1,536,766
Oracle Corp.	181,100	4,896,944

		$6,433,710

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	14,959	$987,144
Urban Outfitters, Inc.(1)	25,200	952,308

		$1,939,452

Textiles, Apparel & Luxury Goods — 3.2%
NIKE, Inc., Class B(2)	43,600	$3,755,268
Warnaco Group, Inc. (The)(1)(2)	42,800	2,304,780

		$6,060,048

Trading Companies & Distributors — 1.7%
WESCO International, Inc.(1)(2)	69,020	$3,293,634

		$3,293,634

Wireless Telecommunication Services — 1.3%
Crown Castle International Corp.(1)(2)	61,400	$2,550,556

		$2,550,556

Total Common Stocks (identified cost $159,464,747)		$183,743,881

Investment Funds — 3.2%

Security	Shares	Value
Capital Markets — 3.2%
Industrial Select Sector SPDR Fund (The)(2)	91,700	$2,990,337
iShares Russell Midcap Growth Index Fund(2)	58,308	3,118,895

Total Investment Funds (identified cost $5,724,554)		$6,109,232

3

Short-Term Investments — 29.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.22%(3)(4)	$55,111	$55,110,554
Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)	726	726,016

Total Short-Term Investments (identified cost $55,836,570)		$55,836,570

Total Investments — 128.8% (identified cost $221,025,871)		$245,689,683

Other Assets, Less Liabilities — (28.8)%		$(54,912,268)

Net Assets — 100.0%		$190,777,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at November 30, 2010.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, for the fiscal year to date ended November 30, 2010 were $25,366 and $2,997, respectively.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2010, the Portfolio loaned securities having a market value of $53,481,576 and received $55,110,554 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$221,821,244

Gross unrealized appreciation	$26,006,168
Gross unrealized depreciation	(2,137,729)

Net unrealized appreciation	$23,868,439

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$29,251,520	$—		$—	$29,251,520
Consumer Staples	8,880,968	2,069,687		—	10,950,655
Energy	25,599,218	—		—	25,599,218
Financials	8,029,432	—		—	8,029,432
Health Care	16,380,236	—		—	16,380,236
Industrials	16,253,582	—		—	16,253,582
Information Technology	62,482,289	—		—	62,482,289
Materials	12,246,393	—		—	12,246,393
Telecommunication Services	2,550,556	—		—	2,550,556

Total Common Stocks	$181,674,194	$2,069,687	*	$—	$183,743,881

Investment Funds	$6,109,232	$—		$—	$6,109,232
Short-Term Investments	—	55,836,570		—	55,836,570

Total Investments	$187,783,426	$57,906,257		$—	$245,689,683

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization
In connection with the merger of Eaton Vance Multi-Cap Growth Fund by Eaton Vance Global Growth Fund as of the close of business on November 5, 2010, the Multi-Cap Growth Portfolio acquired cash and securities having a cost of $50,649,129 and market value of $53,141,074, representing Eaton Vance Global Growth Fund’s pro rata share of cash and securities in the Global Growth Portfolio in which it invested.

5

Eaton Vance Worldwide Health Sciences Fund as of November 30, 2010 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2010, the value of the Fund’s investment in the Portfolio was $1,063,232,979 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.75%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 13.27%(1)
Novartis AG	1,180,000	$62,842,825	5.91%
Roche Holding AG	323,000	44,294,314	4.17
Shire PLC ADR	482,000	33,903,880	3.19

		$141,041,019	13.27%

Major Capitalization - Far East — 5.17%(1)
Mitsubishi Tanabe Pharma Corp.	2,100,000	$33,062,792	3.11%
Shionogi & Co., Ltd.	1,200,000	21,891,947	2.06

		$54,954,739	5.17%

Major Capitalization - North America — 50.63%(1)
Aetna, Inc.	335,000	$9,922,700	0.93%
Allergan, Inc.	465,000	30,815,550	2.90
Amgen, Inc.(2)	790,000	41,625,100	3.91
Baxter International, Inc.	416,000	20,196,800	1.90
Bristol-Myers Squibb Co.	1,200,000	30,288,000	2.85
Celgene Corp.(2)	240,000	14,251,200	1.34
Dendreon Corp.(2)	467,600	16,712,024	1.57
Genzyme Corp.(2)	610,000	43,444,200	4.09
Gilead Sciences, Inc.(2)	950,000	34,675,000	3.26
Hospira, Inc.(2)	440,000	24,754,400	2.33
Humana, Inc.(2)	185,000	10,367,400	0.97
Illumina, Inc.(2)	510,700	30,703,284	2.89
Merck & Co., Inc.	1,100,000	37,917,000	3.57
Perrigo Co.	400,000	24,096,000	2.27
Pfizer, Inc.	2,550,000	41,539,500	3.91
Stryker Corp.	220,000	11,019,800	1.04
Thermo Fisher Scientific, Inc.(2)	481,900	24,509,434	2.31
UnitedHealth Group, Inc.	650,000	23,738,000	2.23
Vertex Pharmaceuticals, Inc.(2)	620,000	20,540,600	1.93
Watson Pharmaceuticals, Inc.(2)	356,000	17,351,440	1.63
WellPoint, Inc.(2)	350,000	19,509,000	1.83
Zimmer Holdings, Inc.(2)	210,000	10,344,600	0.97

		$538,321,032	50.63%

Small & Mid Capitalization - Europe — 5.33%(1)
Elan Corp. PLC ADR(2)	3,300,000	$16,995,000	1.60%
Given Imaging, Ltd.(2)	725,900	10,961,090	1.03
Hikma Pharmaceuticals PLC	777,307	9,213,868	0.87
Warner Chilcott PLC, Class A	1,025,000	19,485,250	1.83

		$56,655,208	5.33%

Small & Mid Capitalization - Far East — 8.45%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	815,000	$28,519,524	2.68%
Sawai Pharmaceutical Co., Ltd.	410,000	35,028,080	3.30
Towa Pharmaceutical Co., Ltd.	470,000	26,304,844	2.47

		$89,852,448	8.45%

Small & Mid Capitalization - North America — 15.90%(1)
Align Technology, Inc.(2)	675,000	$11,805,750	1.11%
Allos Therapeutics, Inc.(2)	2,883,000	11,704,980	1.10
BioMarin Pharmaceutical, Inc.(2)	1,450,000	39,266,000	3.69
Cubist Pharmaceuticals, Inc.(2)	1,153,100	25,033,801	2.36
Endo Pharmaceuticals Holdings, Inc.(2)	636,800	22,931,168	2.16
Human Genome Sciences, Inc.(2)	628,000	15,404,840	1.45
Incyte Corp.(2)	688,000	9,982,880	0.94

1

			Percentage of
Security	Shares	Value	Net Assets
Momenta Pharmaceuticals, Inc.(2)	720,000	$10,980,000	1.03%
NPS Pharmaceuticals, Inc.(2)	1,850,000	11,488,500	1.08
Seattle Genetics, Inc.(2)	692,500	10,456,750	0.98

		$169,054,669	15.90%

Total Common Stocks (identified cost $911,856,245)		$1,049,879,115

Call Options Purchased — 0.0%

	Number	Strike	Expiration		Percentage of
Description	of Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00

				$0	0.00%

Total Call Options Purchased (identified cost $0)				$0

Short-Term Investments — 0.94%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.22%(4)	$10,025	$10,025,495	0.94%

Total Short-Term Investments (identified cost $10,025,495)		$10,025,495

Total Investments (identified cost $921,881,740)		$1,059,904,610	99.69%

Other Assets, Less Liabilities		$3,328,693	0.31%

Net Assets		$1,063,233,303	100.00%

ADR	-	American Depositary Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2010 was $11,738.

2

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$923,557,701

Gross unrealized appreciation	$196,164,600
Gross unrealized depreciation	(59,817,691)

Net unrealized appreciation	$136,346,909

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$33,903,880	$107,137,139		$—	$141,041,019
Major Capitalization - Far East	—	54,954,739		—	54,954,739
Major Capitalization - North America	538,321,032	—		—	538,321,032
Small & Mid Capitalization - Europe	47,441,340	9,213,868		—	56,655,208
Small & Mid Capitalization - Far East	35,028,080	54,824,368		—	89,852,448
Small & Mid Capitalization - North America	169,054,669	—		—	169,054,669

Total Common Stocks	$823,749,001	$226,130,114	*	$—	$1,049,879,115

Call Options Purchased	$—	$—		$0	$0
Short-Term Investments	—	10,025,495		—	10,025,495

Total Investments	$823,749,001	$236,155,609		$0	$1,059,904,610

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended November 30, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at November 30, 2010 and August 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	4,055	$100,159
Honeywell International, Inc.	4,125	205,054
Precision Castparts Corp.	1,332	183,909
Raytheon Co.	3,877	179,311

		$668,433

Airlines — 0.7%
Air France-KLM(1)	7,827	$136,773
Delta Air Lines, Inc.(1)	7,135	97,607
Vueling Airlines SA(1)	7,228	81,492

		$315,872

Automobiles — 0.7%
Fiat SpA	8,008	$132,505
Ford Motor Co.(1)	11,646	185,637

		$318,142

Biotechnology — 2.2%
Basilea Pharmaceutica, Ltd.(1)	1,718	$112,130
Celgene Corp.(1)	1,557	92,455
Genmab AS(1)	10,378	116,934
Genzyme Corp.(1)	1,324	94,295
Gilead Sciences, Inc.(1)	5,532	201,918
Isis Pharmaceuticals, Inc.(1)	13,577	128,099
Onyx Pharmaceuticals, Inc.(1)	3,429	100,984
Vertex Pharmaceuticals, Inc.(1)	2,895	95,911

		$942,726

Building Products — 1.1%
Apogee Enterprises, Inc.	11,562	$130,072
Asahi Glass Co., Ltd.	15,000	166,787
Compagnie de Saint-Gobain	3,685	164,789

		$461,648

Capital Markets — 3.9%
Ameriprise Financial, Inc.	2,459	$127,474
BlackRock, Inc.	978	159,414
Calamos Asset Management, Inc.	8,520	101,644
Charles Schwab Corp. (The)	6,453	96,989
Credit Suisse Group AG	5,457	201,768
Deutsche Bank AG	3,734	176,812
E*Trade Financial Corp.(1)	9,707	143,178
Invesco, Ltd.	7,523	163,550
Morgan Stanley	8,348	204,192
SBI Holdings, Inc.	891	121,060
SWS Group, Inc.	12,835	66,742
TradeStation Group, Inc.(1)	18,164	115,523

		$1,678,346

Chemicals — 3.4%
A. Schulman, Inc.	6,863	$138,976
Dow Chemical Co. (The)	6,505	202,826
Georgia Gulf Corp.(1)	6,511	132,369
Kanto Denka Kogyo Co., Ltd.	15,000	108,738
Monsanto Co.	2,967	177,783
Omnova Solutions, Inc.(1)	11,646	102,252
Stella Chemifa Corp.	2,600	104,038

Security	Shares	Value
Stepan Co.	1,839	$129,741
Tokyo Ohka Kogyo Co., Ltd.	5,900	109,007
W.R. Grace & Co.(1)	3,901	130,567
Westlake Chemical Corp.	2,669	100,781

		$1,437,078

Commercial Banks — 7.3%
Alpha Bank A.E.(1)	14,191	$78,764
Banco Bilbao Vizcaya Argentaria SA	5,974	54,879
Banco Popolare SC	18,578	76,805
Banco Santander SA	12,382	118,036
Bank of Montreal	1,573	92,245
BNP Paribas	3,896	230,447
BOK Financial Corp.	3,195	149,206
Credit Agricole SA	12,585	153,778
EFG Eurobank Ergasias SA(1)	12,710	63,311
Home BancShares, Inc.	6,758	139,891
HSBC Holdings PLC	9,745	98,614
Jyske Bank AS(1)	2,329	94,703
MB Financial, Inc.	10,434	148,476
Natixis(1)	18,193	79,879
Pinnacle Financial Partners, Inc.(1)	10,240	100,659
PNC Financial Services Group, Inc.	3,142	169,197
PrivateBancorp, Inc.	8,128	98,836
Resona Holdings, Inc.	24,700	150,744
Royal Bank of Canada	4,273	228,729
S&T Bancorp, Inc.	6,353	124,646
Societe Generale	3,863	178,617
Sumitomo Mitsui Financial Group, Inc.	6,500	199,607
U.S. Bancorp	4,029	95,810
Unione di Banche Italiane SCPA	15,788	130,746
Wells Fargo & Co.	2,784	75,753

		$3,132,378

Commercial Services & Supplies — 0.9%
M&F Worldwide Corp.(1)	6,344	$149,401
RR Donnelley & Sons Co.	9,294	146,474
Viad Corp.	4,460	105,925

		$401,800

Communications Equipment — 1.4%
Calix, Inc.(1)	7,048	$90,003
Cisco Systems, Inc.(1)	4,846	92,850
Hitachi Kokusai Electric, Inc.	16,000	146,062
Research In Motion, Ltd.(1)	3,198	197,042
Telefonaktiebolaget LM Ericsson, Class B	8,574	88,495

		$614,452

Computers & Peripherals — 2.2%
Apple, Inc.(1)	649	$201,936
Fujitsu, Ltd.	26,000	166,586
Hewlett-Packard Co.	2,998	125,706
Intevac, Inc.(1)	8,059	107,185
Seagate Technology PLC(1)	9,826	131,767
Silicon Graphics International Corp.(1)	11,047	84,952
Western Digital Corp.(1)	3,338	111,823

		$929,955

Construction & Engineering — 0.6%
Foster Wheeler AG(1)	3,099	$86,772
URS Corp.(1)	3,803	150,371

		$237,143

Security	Shares	Value
Construction Materials — 1.4%
Buzzi Unicem SpA	14,318	$133,509
CRH PLC	9,186	159,368
Holcim, Ltd.	2,446	157,138
Italcementi SpA	9,089	63,171
Texas Industries, Inc.	2,681	101,020

		$614,206

Diversified Consumer Services — 1.1%
DeVry, Inc.	1,568	$67,330
Education Management Corp.(1)	6,285	88,744
ITT Educational Services, Inc.(1)	1,127	65,918
Lincoln Educational Services Corp.(1)	7,786	114,143
Service Corporation International	18,997	153,116

		$489,251

Diversified Financial Services — 2.3%
CME Group, Inc.	592	$170,531
Groupe Bruxelles Lambert SA	1,885	147,681
ING Groep NV(1)	18,350	161,840
JPMorgan Chase & Co.	10,566	394,957
Leucadia National Corp.(1)	4,659	120,948

		$995,957

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	3,206	$89,095
Cbeyond, Inc.(1)	7,853	103,503
France Telecom SA	4,340	88,014
Global Crossing, Ltd.(1)	7,235	96,732
Hellenic Telecommunications Organization SA	13,996	126,861

		$504,205

Electric Utilities — 2.5%
Alpiq Holding, Ltd.	379	$129,998
American Electric Power Co., Inc.	4,358	155,145
EDF SA	3,556	148,060
Edison International	3,493	129,031
Exelon Corp.	4,851	190,984
Kyushu Electric Power Co., Inc.	4,200	93,163
PPL Corp.	3,170	80,550
Progress Energy, Inc.	3,236	141,381

		$1,068,312

Electrical Equipment — 0.4%
Alstom Holdings SA	3,344	$137,564
Nordex SE(1)	8,987	53,760

		$191,324

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	8,923	$157,580
Flextronics International, Ltd.(1)	17,724	128,499
FLIR Systems, Inc.(1)	3,721	99,741
FUJIFILM Holdings Corp.	4,700	157,324
Itron, Inc.(1)	2,471	140,279
LG Display Co., Ltd. ADR	5,507	93,839

		$777,262

Energy Equipment & Services — 4.1%
Baker Hughes, Inc.	2,660	$138,746
Cameron International Corp.(1)	2,285	109,931
CGGVeritas(1)	4,073	94,221
Exterran Holdings, Inc.(1)	4,942	112,035
Gulf Island Fabrication, Inc.	2,729	73,028
Halliburton Co.	5,007	189,465

Security	Shares	Value
Helmerich & Payne, Inc.	2,126	$96,435
McDermott International, Inc.(1)	5,837	106,992
Nabors Industries, Ltd.(1)	6,253	138,129
Noble Corp.	4,417	149,825
Seadrill, Ltd.	3,083	94,239
Tenaris SA	4,835	101,943
Transocean, Ltd.(1)	2,506	167,977
Weatherford International, Ltd.(1)	8,398	171,403

		$1,744,369

Food & Staples Retailing — 0.9%
Kroger Co. (The)	4,880	$114,924
Seven & i Holdings Co., Ltd.	7,200	175,905
Winn-Dixie Stores, Inc.(1)	12,050	73,264

		$364,093

Food Products — 0.8%
Dean Foods Co.(1)	14,678	$106,709
Mead Johnson Nutrition Co., Class A	2,222	132,365
Nestle SA	1,773	96,326

		$335,400

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(1)	16,484	$105,827
Covidien PLC	2,343	98,570
Intuitive Surgical, Inc.(1)	536	139,516
Zimmer Holdings, Inc.(1)	3,159	155,612

		$499,525

Health Care Providers & Services — 3.1%
Accretive Health, Inc.(1)	5,804	$79,457
Aetna, Inc.	5,336	158,052
Community Health Systems, Inc.(1)	4,459	142,064
Genoptix, Inc.(1)	7,263	123,979
Healthways, Inc.(1)	11,468	110,666
IPC The Hospitalist Co., Inc.(1)	3,227	104,619
Medco Health Solutions, Inc.(1)	2,953	181,078
PharMerica Corp.(1)	10,860	117,940
Triple-S Management Corp.(1)	6,711	128,918
WellPoint, Inc.(1)	3,194	178,034

		$1,324,807

Hotels, Restaurants & Leisure — 0.8%
California Pizza Kitchen, Inc.(1)	5,086	$86,004
Royal Caribbean Cruises, Ltd.(1)	2,624	105,616
Starwood Hotels & Resorts Worldwide, Inc.	2,924	166,200

		$357,820

Household Durables — 1.3%
Cavco Industries, Inc.(1)	2,171	$79,155
Funai Electric Co., Ltd.	3,600	122,108
Sony Corp.	5,800	205,617
Stanley Black & Decker, Inc.	2,611	155,433

		$562,313

Household Products — 0.2%
Procter & Gamble Co.	1,482	$90,506

		$90,506

Independent Power Producers & Energy Traders — 0.9%
Calpine Corp.(1)	12,420	$150,282
Mirant Corp.(1)	8,749	86,790

Security	Shares	Value
NRG Energy, Inc.(1)	7,421	$143,819

		$380,891

Industrial Conglomerates — 0.6%
General Electric Co.	5,630	$89,123
Tyco International, Ltd.	4,615	174,862

		$263,985

Insurance — 7.5%
Aegon NV(1)	26,346	$144,849
Allstate Corp. (The)	2,758	80,285
Assured Guaranty, Ltd.	5,849	99,491
Aviva PLC	26,490	146,134
AXA SA	10,896	156,035
CNP Assurances	5,135	82,245
Dai-ichi Life Insurance Co., Ltd. (The)	92	131,997
eHealth, Inc.(1)	8,402	126,450
Euler Hermes SA(1)	1,225	101,477
Fondiaria-Sai SpA	15,417	102,801
Genworth Financial, Inc., Class A(1)	6,935	80,862
Great-West Lifeco, Inc.	4,362	109,416
Grupo Catalana Occidente SA	4,666	67,380
Hartford Financial Services Group, Inc.	7,426	165,303
Lincoln National Corp.	3,830	91,460
Manulife Financial Corp.	13,260	184,455
MetLife, Inc.	5,466	208,528
Power Corporation of Canada	6,148	163,440
Power Financial Corporation	5,477	160,701
Principal Financial Group, Inc.	5,916	161,152
Prudential Financial, Inc.	3,018	152,952
Sun Life Financial, Inc.	5,606	151,270
Swiss Reinsurance Co., Ltd.	3,693	170,549
Tokio Marine Holdings, Inc.	3,600	101,900
Travelers Companies, Inc. (The)	1,686	91,027

		$3,232,159

Internet Software & Services — 2.2%
Access Co., Ltd.	75	$105,597
Google, Inc., Class A(1)	566	314,532
Gourmet Navigator, Inc.	73	104,215
ModusLink Global Solutions, Inc.(1)	14,619	97,947
Monster Worldwide, Inc.(1)	6,878	155,305
Yahoo! Inc.(1)	10,565	166,610

		$944,206

IT Services — 2.5%
Alliance Data Systems Corp.(1)	2,396	$151,140
CoreLogic, Inc.	7,719	140,563
International Business Machines Corp.	653	92,373
Lender Processing Services, Inc.	3,626	111,572
MasterCard, Inc., Class A	435	103,108
TNS, Inc.(1)	5,357	102,961
Unisys Corp.(1)	3,257	73,641
Visa, Inc., Class A	2,475	182,779
Western Union Co.	7,095	125,156

		$1,083,293

Life Sciences Tools & Services — 0.4%
eResearchTechnology, Inc.(1)	12,827	$71,960
Thermo Fisher Scientific, Inc.(1)	1,828	92,972

		$164,932

Security	Shares	Value
Machinery — 0.5%
Ingersoll-Rand PLC	3,197	$131,077
Navistar International Corp.(1)	1,931	98,829

		$229,906

Media — 5.4%
Belo Corp.(1)	18,659	$108,222
Cablevision Systems Corp.	5,002	158,413
CBS Corp., Class B	10,330	173,957
Central European Media Enterprises, Ltd., Class A(1)	3,556	68,133
Comcast Corp., Class A	9,736	194,720
Dex One Corp.(1)	15,798	75,041
DIRECTV, Class A(1)	2,201	91,408
Entercom Communications Corp., Class A(1)	13,821	120,104
Gestevision Telecinco SA	9,933	94,146
Interpublic Group of Cos., Inc.(1)	15,464	164,692
McGraw-Hill Cos., Inc. (The)	3,681	126,958
News Corp., Class A	13,997	190,919
RTL Group SA	1,102	93,952
Time Warner Cable, Inc.	2,322	142,896
Time Warner, Inc.	5,881	173,431
Tokyo Broadcasting System Holdings, Inc.	11,000	141,796
Viacom, Inc., Class B	4,923	186,237

		$2,305,025

Metals & Mining — 3.5%
AMCOL International Corp.	3,538	$98,816
Anglo American PLC	4,866	213,407
ArcelorMittal	5,952	187,612
BHP Billiton, Ltd.	2,422	99,576
Brush Engineered Materials, Inc.(1)	2,926	102,995
JFE Holdings, Inc.	4,200	133,182
Kyoei Steel, Ltd.	10,600	145,340
Metals USA Holdings Corp.(1)	7,558	103,016
Nucor Corp.	4,290	161,905
Olympic Steel, Inc.	6,399	134,635
Salzgitter AG	1,942	124,456

		$1,504,940

Multi-Utilities — 1.1%
GDF Suez	5,469	$180,765
Veolia Environnement SA	4,282	112,749
Xcel Energy, Inc.	7,185	168,847

		$462,361

Multiline Retail — 0.4%
Sears Holdings Corp.(1)	2,320	$151,960

		$151,960

Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	1,989	$127,614
Atlas Energy, Inc.(1)	3,367	144,613
Bill Barrett Corp.(1)	2,457	94,472
BP PLC	36,079	240,827
Cenovus Energy, Inc.	5,384	154,877
Chesapeake Energy Corp.	7,393	156,140
Chevron Corp.	1,119	90,605
Comstock Resources, Inc.(1)	4,274	104,713
Crosstex Energy, Inc.	10,775	99,669
Encana Corp.	6,217	172,178
Exxon Mobil Corp.	4,911	341,609
Goodrich Petroleum Corp.(1)	8,949	117,679
Hess Corp.	2,559	179,258

Security	Shares	Value
Husky Energy, Inc.	6,207	$147,957
INPEX Corp.	24	123,204
Motor Oil (Hellas) Corinth Refineries SA	10,916	101,867
Nexen, Inc.	7,792	162,967
Petrohawk Energy Corp.(1)	6,730	119,996
Petroleo Brasileiro SA ADR	5,504	178,550
Petroplus Holdings AG(1)	12,324	117,884
PetroQuest Energy, Inc.(1)	14,566	100,942
Plains Exploration & Production Co.(1)	3,251	93,174
QEP Resources, Inc.	4,067	142,874
Southwestern Energy Co.(1)	4,695	169,959
Spectra Energy Corp.	7,421	176,397
Suncor Energy, Inc.	6,951	233,472
Williams Cos., Inc.	6,445	147,010

		$4,040,507

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.(1)	11,545	$94,669
MeadWestvaco Corp.	4,573	113,593

		$208,262

Pharmaceuticals — 1.3%
Johnson & Johnson	1,455	$89,555
Optimer Pharmaceuticals, Inc.(1)	10,182	96,424
Pfizer, Inc.	5,361	87,331
Roche Holding AG	2,000	274,268

		$547,578

Professional Services — 0.3%
School Specialty, Inc.(1)	11,746	$148,352

		$148,352

Real Estate Investment Trusts (REITs) — 1.0%
Cedar Shopping Centers, Inc.	14,463	$87,646
Host Hotels & Resorts, Inc.	7,738	127,522
Parkway Properties, Inc.	7,545	119,890
Sunstone Hotel Investors, Inc.(1)	9,265	88,203

		$423,261

Real Estate Management & Development — 0.8%
Elbit Imaging, Ltd.(1)	6,896	$84,928
Goldcrest Co., Ltd.	6,560	140,224
St. Joe Co. (The)(1)	6,110	107,536

		$332,688

Road & Rail — 0.2%
Roadrunner Transportation Systems, Inc.(1)	7,794	$98,828

		$98,828

Semiconductors & Semiconductor Equipment — 3.4%
Axell Corp.	4,400	$102,454
Elpida Memory, Inc.(1)	13,100	155,557
First Solar, Inc.(1)	622	76,413
Manz Automation AG(1)	2,503	139,511
PMC-Sierra, Inc.(1)	12,318	89,306
Roth & Rau AG(1)	7,694	106,830
Soitec SA(1)	9,630	96,577
Sumco Corp.(1)	6,200	97,884
SunPower Corp., Class A(1)	6,783	79,090
Supertex, Inc.(1)	4,118	102,991
Teradyne, Inc.(1)	9,643	114,366
Ultra Clean Holdings, Inc.(1)	10,029	78,627
Ulvac, Inc.	5,900	139,059

Security	Shares	Value
Veeco Instruments, Inc.(1)	2,280	$100,274

		$1,478,939

Software — 1.4%
Activision Blizzard, Inc.	8,090	$94,976
Adobe Systems, Inc.(1)	3,816	105,818
CA, Inc.	5,475	125,323
Microsoft Corp.	6,447	162,529
Nuance Communications, Inc.(1)	5,721	101,119

		$589,765

Specialty Retail — 1.7%
Christopher & Banks Corp.	15,326	$81,688
Citi Trends, Inc.(1)	3,370	79,835
EDION Corp.	12,800	100,545
J. Crew Group, Inc.(1)	3,018	131,947
JUMBO SA	14,769	97,333
Select Comfort Corp.(1)	7,321	64,352
Staples, Inc.	4,096	90,153
Talbots, Inc.(1)	7,169	82,443

		$728,296

Textiles, Apparel & Luxury Goods — 0.2%
True Religion Apparel, Inc.(1)	3,682	$82,587

		$82,587

Thrifts & Mortgage Finance — 0.3%
TFS Financial Corp.	16,537	$135,273

		$135,273

Tobacco — 0.4%
Lorillard, Inc.	2,098	$166,959

		$166,959

Trading Companies & Distributors — 0.6%
Aircastle, Ltd.	13,125	$125,737
Kuroda Electric Co., Ltd.	9,700	118,401

		$244,138

Wireless Telecommunication Services — 0.3%
VimpelCom, Ltd. ADR	8,188	$128,306

		$128,306

Total Common Stocks (identified cost $42,192,904)		$41,134,720

Rights — 0.0%(2)

Security	Shares	Value
Gestevision Telecinco SA, Exp. 12/09/10(1)	9,933	$6,834

Total Rights (identified cost $0)		$6,834

Short-Term Investments — 5.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)	$2,143	$2,143,343

Total Short-Term Investments (identified cost $2,143,343)		$2,143,343

Total Investments — 100.9% (identified cost $44,336,247)		$43,284,897

Other Assets, Less Liabilities — (0.9)%		$(401,247)

Net Assets — 100.0%		$42,883,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, October 12, 2010, to November 30, 2010 was $1,155.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	62.8%	$26,903,254
Japan	9.0	3,868,102
Canada	5.0	2,158,749
France	5.0	2,141,990
Switzerland	4.7	2,010,900
Bermuda	2.1	914,317
United Kingdom	1.6	698,982
Italy	1.5	639,537
Germany	1.4	601,369
Ireland	1.2	520,782
Greece	1.1	468,136
Spain	1.0	422,767
Luxembourg	0.9	383,507
Netherlands	0.7	306,689
Denmark	0.5	211,637
Brazil	0.4	178,550
Belgium	0.3	147,681
Other Countries, less than 0.3% each	1.7	707,948

Total Investments	100.9%	$43,284,897

The Fund is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on October 12, 2010.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,336,247

Gross unrealized appreciation	$1,045,007
Gross unrealized depreciation	(2,096,357)

Net unrealized depreciation	$(1,051,350)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$4,101,345	$894,050		$—	$4,995,395
Consumer Staples	684,727	272,231		—	956,958
Energy	4,910,692	874,184		—	5,784,876
Financials	6,036,333	3,893,730		—	9,930,063
Health Care	2,976,236	503,331		—	3,479,567
Industrials	2,401,862	859,567		—	3,261,429
Information Technology	4,811,721	1,606,150		—	6,417,871
Materials	2,025,944	1,738,542		—	3,764,486
Telecommunication Services	417,636	214,875		—	632,511
Utilities	1,246,829	664,735		—	1,911,564

Total Common Stocks	$29,613,325	$11,521,395	*	$—	$41,134,720

Rights	$6,834	$—		$—	$6,834
Short-Term Investments	—	2,143,343		—	2,143,343

Total Investments	$29,620,159	$13,664,738		$—	$43,284,897

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 24, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 24, 2011